Employee Benefits, Projected Benefits Payments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Pension benefits qualified [Member]
Future Benefit Payments:
2020	$ 826
2021	811
2022	797
2023	738
2024	720
2025-2029	3,391
Pension benefits nonqualified [Member]
Future Benefit Payments:
2020	50
2021	48
2022	45
2023	44
2024	42
2025-2029	187
Other benefits [Member]
Future Benefit Payments:
2020	42
2021	42
2022	41
2023	40
2024	38
2025-2029	$ 167